Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Leases [Abstract]
Future minimum rental payments
Fiscal year ending June 30,	Amount
Remainder of 2021	$64,000
2022	260,300
2023	245,300
2024	195,900
2025	91,600
Total future minimum payments	$857,100
Less: Imputed interest	71,500

Total Present Value of Operating Lease Liabilities	$785,600

Year ended June 30,	Amount
2021	$234,300
2022	210,600
2023	198,900
2024	195,900
2025	91,600
Total future minimum payments	$931,300
Less: Imputed interest	94,700

Total Present Value of Operating Lease Liabilities	$836,600